Guarantees, commitments, pledged assets and contingencies	12 Months Ended
Oct. 31, 2024
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Guarantees, commitments, pledged assets and contingencies

Note 23 Guarantees, commitments, pledged assets and contingencies
Guarantees and commitments
We use guarantees and other off-balance sheet credit instruments to meet the financing needs of our clients.
The table below summarizes our maximum exposure to credit losses related to our guarantees and commitments provided to third parties. The maximum exposure to credit risk relating to a guarantee is the maximum risk of loss if there was a total default by the guaranteed parties, without consideration of possible recoveries under recourse provisions, insurance policies or from collateral held or pledged. The maximum exposure to credit risk relating to a commitment to extend credit is the full amount of the commitment. In both cases, the maximum risk exposure is significantly greater than the amount recognized as a liability in our Consolidated Balance Sheets.

	Maximum exposure to credit losses
	As at

(Millions of Canadian dollars)	October 31 2024	October 31 2023
Financial guarantees
Financial standby letters of credit	$27,222	$23,314
Commitments to extend credit
Backstop liquidity facilities	53,090	51,544
Credit enhancements	3,482	3,226
Documentary and commercial letters of credit	559	291
Other commitments to extend credit	321,836	301,132
Other credit-related commitments
Securities lending indemnifications	81,347	95,055
Performance guarantees	12,283	7,503
Sponsored member guarantees	50,241	14,043
Other	446	203
Our credit review process, our policy for requiring collateral security, and the types of collateral security held are generally the same for guarantees and commitments as for loans. Our clients generally have the right to request settlement of, or draw on, our guarantees and commitments within one year. However, certain guarantees can only be drawn if specified conditions are met. These conditions, along with collateral requirements, are described below. We believe that it is highly unlikely that all or substantially all of the guarantees and commitments will be drawn or settled within one year, and contracts may expire without being drawn or settled.
Financial guarantees
Financial standby letters of credit
Financial standby letters of credit represent irrevocable assurances that we will make payments in the event that a client cannot meet its payment obligations to the third party. For certain guarantees, the guaranteed party can request payment from us even though the client has not defaulted on its obligations. These guarantees generally have a term of five
to seven years.
Our policy for requiring collateral security with respect to these instruments and the types of collateral security held is generally the same as for loans. When collateral security is taken, it is determined on an account-by-account basis according to the risk of the borrower and the specifics of the transaction. Collateral security may include cash, securities and other assets pledged.
Commitments to extend credit
Backstop liquidity facilities
Backstop liquidity facilities are provided to ABCP conduit programs administered by us and third parties as an alternative source of financing in the event that such programs are unable to access commercial paper markets, or in limited circumstances, when predetermined performance measures of the financial assets acquired or financed by these programs are not met. We also provide backstop liquidity facilities to certain third-party commercial mortgage securitization vehicles. The average remaining term of these liquidity facilities is approximately four years.
The terms of the backstop liquidity facilities do not require us to advance money to these programs in the event of bankruptcy or insolvency and generally do not require us to purchase non-performing or defaulted assets.
Credit enhancements
We provide partial credit enhancement to multi-seller ABCP programs administered by us to protect commercial paper investors in the event that the collections on the underlying assets together with the transaction-specific credit enhancements or the liquidity facilities prove to be insufficient to pay for maturing commercial paper. Each of the asset pools is structured to achieve a high investment grade credit profile through credit enhancements required to be provided by the third-party sellers related to each transaction. The average remaining term of the credit facilities provided by RBC is approximately three years.
Documentary and commercial letters of credit
Documentary and commercial letters of credit, which are written undertakings by us on behalf of a client authorizing a third party to draw drafts on us up to a stipulated amount under specific terms and conditions, where some are collateralized based on the underlying agreement with the client and others are collateralized by cash deposits or other assets of the client.
Other commitments to extend credit
Commitments to extend credit represent unused portions of authorizations to extend credit in the form of loans, reverse repurchase agreements, bankers
’ acceptances or letters of credit where we do not have the ability to unilaterally withdraw the credit extended to the borrower
.
Other credit-related commitments
Securities lending indemnifications
In securities lending transactions, we act as an agent for the owner of a security, who agrees to lend the security to a borrower for a fee, under the terms of a pre-arranged contract. The borrower must fully collateralize the security loaned at all times. As part of this custodial business, an indemnification may be provided to securities lending customers to ensure that the fair value of securities loaned will be returned in the event that the borrower fails to return the borrowed securities and the collateral held is insufficient to cover the fair value of those securities. These indemnifications normally terminate without being drawn upon. The term of these indemnifications varies, as the securities loaned are recallable on demand. Collateral held for our securities lending transactions typically includes cash, securities that are issued or guaranteed by the Canadian government, U.S. government or other OECD countries or high quality debt or equity instruments.
Performance guarantees
Performance guarantees represent irrevocable assurances that we will make payments to third-party beneficiaries in the event that a client fails to perform under a specified non-financial contractual obligation. Such obligations typically include works and service contracts, performance bonds, and warranties related to international trade. The term of these guarantees can range up to three
to seven years.
Our policy for requiring collateral security with respect to these instruments and the types of collateral security held is generally the same as for loans. When collateral security is taken, it is determined on an account-by-account basis according to the risk of the borrower and the specifics of the transaction. Collateral security may include cash, securities and other assets pledged.
Sponsored member guarantees
For certain overnight repurchase and reverse repurchase transactions, we act as a sponsoring member to eligible clients to clear transactions through the Fixed Income Clearing Corporation (FICC). We also provide a guarantee to FICC for the prompt and full payment and performance of our sponsored member clients’ respective obligations under the FICC rules. The guarantees are fully collateralized by cash and securities issued or guaranteed by the U.S. government.
Indemnifications
In the normal course of our operations, we provide indemnifications which are often standard contractual terms to counterparties in transactions such as purchase and sale contracts, fiduciary, agency, licensing, custodial and service agreements, clearing system arrangements, participation as a member of exchanges, director/officer contracts and leasing transactions. These indemnification agreements may require us to compensate the counterparties for costs incurred as a result of changes in laws and regulations (including tax legislation) or as a result of litigation claims or statutory sanctions that may be suffered by the counterparty as a consequence of the transaction. The terms of these indemnification agreements vary based on the contract. The nature of the indemnification agreements prevents us from making a reasonable estimate of the maximum potential amount we could be required to pay to counterparties. Historically, we have not made any significant payments under such indemnifications.
Uncommitted amounts
Uncommitted amounts represent undrawn credit facilities for which we have the ability to unilaterally withdraw the credit extended to the borrower at any time. These include both retail and commercial commitments. As at October 31, 2024, the total balance of uncommitted amounts was $470 billion (October 31, 2023 – $398 billion).
Other commitments
We invest in private companies, directly or through third-party investment funds, including venture capital funds, private equity funds, Small Business Investment Companies, real estate funds and Low Income Housing Tax Credit funds. These funds are generally structured as closed-end limited partnerships wherein we hold a limited partner interest. For the year ended October 31, 2024, we have unfunded commitments of $1,922 million
(October 31, 2023 – $1,832 million) representing the aggregate amount of cash we are obligated to contribute as capital to these partnerships under the terms of the relevant contracts.
Pledged assets and collateral
In the ordinary course of business, we pledge assets and enter into collateral agreements with terms and conditions that are usual and customary to our regular lending, borrowing and trading activities recorded on our Consolidated Balance Sheets. The following are examples of our general terms and conditions on pledged assets and collateral:
•	The risks and rewards of the pledged assets reside with the pledgor.
•	The pledged asset is returned to the pledgor when the necessary conditions have been satisfied.
•	The right of the pledgee to sell or re-pledge the asset is dependent on the specific agreement under which the collateral is pledged.
•	If there is no default, the pledgee must return the comparable asset to the pledgor upon satisfaction of the obligation.
We are also required to provide intraday pledges to the Bank of Canada when we use a real-time electronic wire transfer system that continuously processes
all Canadian dollar large-value or time-critical payments throughout the day. The pledged assets earmarked for our Canadian dollar large-value or time-critical payments are normally released back to us at the end of the settlement cycle each day. Therefore, the pledged assets amount is not included in the following table. For the year ended October 31, 2024, we had on average $1 billion of assets pledged intraday to the Bank of Canada on a daily basis (October 31, 2023
 –$
1 billion). There are infrequent occasions where we are required to take an overnight advance from the Bank of Canada to cover a settlement requirement, in which case an equivalent value of the pledged assets would be used to secure the advance. There were no overnight advances taken on October 31, 2024 and October 31, 2023.

Assets pledged against liabilities and collateral assets held or re-pledged

	As at

(Millions of Canadian dollars)	October 31 2024	October 31 2023
Sources of pledged assets and collateral
Bank assets
Loans	$105,577	$102,944
Securities	105,061	107,122
Other assets	31,583	28,953
	242,221	239,019
Client assets (1)
Collateral received and available for sale or re-pledging	539,630	502,109
Less: not sold or re-pledged	(30,767)	(6,876)
	508,863	495,233
	$751,084	$734,252
Uses of pledged assets and collateral
Securities borrowing and lending	$198,887	$168,681
Obligations related to securities sold short	46,088	46,260
Obligations related to securities loaned or sold under repurchase agreements	305,788	331,784
Securitization	39,769	38,686
Covered bonds	71,307	69,802
Derivative transactions	50,100	40,352
Foreign governments and central banks	8,469	9,111
Clearing systems, payment systems and depositories	11,261	10,709
Other	19,415	18,867
	$751,084	$734,252

(1)	Primarily relates to Obligations related to securities loaned or sold under repurchase agreements, Securities loaned and Derivative transactions.